Average Annual Total Returns - FidelitySeriesStockSelectorLargeCapValueFund-PRO - FidelitySeriesStockSelectorLargeCapValueFund-PRO - Fidelity Series Stock Selector Large Cap Value Fund	Apr. 01, 2025
Fidelity Series Stock Selector Large Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.06%
Past 5 years	11.45%
Past 10 years	9.30%
Fidelity Series Stock Selector Large Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.45%
Past 5 years	8.80%
Past 10 years	6.97%
Fidelity Series Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.55%
Past 5 years	8.48%
Past 10 years	6.83%
RS005
Average Annual Return:
Past 1 year	14.37%
Past 5 years	8.68%
Past 10 years	8.49%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%